INCOME TAXES (Tables)	6 Months Ended
Jun. 30, 2022
Income Tax Disclosure [Abstract]
SCHEDULE OF INCOME TAX EXPENSES BENEFITS	Income tax expense (benefit)
	For the six months ended June 30,
	2022	2021

Current tax expense (benefit)	$1,370	$3,229
Deferred tax (benefit) expense	-	-
	$1,370	$3,229

SCHEDULE OF RECONCILIATION OF EFFECTIVE INCOME TAX RATES
	For the six months ended June 30,
	2022	2021

Loss before tax	$(313,789)	$(187,930)
Tax (credit) calculated at statutory tax rate (25%)	(78,447)	(46,983)
Valuation allowance	79,817	50,212
	$1,370	$3,229